Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2023 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example:
1 year	$ 502
3 years	1,249
5 years	2,099
10 years	4,291
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example:
1 year	308
3 years	1,077
5 years	2,044
10 years	4,346
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example:
1 year	107
3 years	783
5 years	1,572
10 years	3,642
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example:
1 year	92
3 years	754
5 years	1,532
10 years	3,579
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example:
1 year	700
3 years	1,387
5 years	2,178
10 years	$ 4,234